11. Warrants (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrant
Number of Warrants outstanding beginning balance	1,651,698
Warrants Granted	2,934,381
Warrants Exercised	1,171,690
Warrants Expired	0
Number of Warrants outstanding ending balance	3,414,389	1,651,698
Number of Warrants exercisable	3,414,389	1,651,698
Exercise Price Per Share
Warrant exercise price per share, beginning balance	$3.30-$6.00
Warrant exericse price per share, granted	$3.30-$5.30
Warrant exercise price per share, exercised	3.30
Warrant exercise price per share, ending balance	$3.30-$6.00	$3.30-$6.00
Warrant exercise price per share, exercisable	$3.60-$6.00	$3.60-$6.00
Weighted Average Remaining Contractual Life
Weighted average remaining contractual life, warrants outstanding	4 years 2 months 16 days	3 years 9 months
Weighted average remaining contractual life, exercisable	4 years 2 months 16 days	3 years 9 months
Weighted Average Exercise Price per Share
Warrant weighted average exercise price per share, beginning balance	$ 3.49
Warrant weighted average exercise price per share, ending balance	3.92	$ 3.49
Warrant weighted average exercise price per share, exercisable	$ 3.92	$ 3.49
Aggregate Intrinsic Value
Aggregate intrinsic value, outstanding	$ 0	$ 3,301,913
Aggregate instrinsic value, exercisable	$ 0	$ 3,301,913